10-Q INTERIM UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY - USD ($)		Total	Class A Common Stock	Common Stock	Common Stock Class A Common Stock		Treasury Stock		Additional Paid-In Capital	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income	Non- Controlling Interests
Beginning balance (in shares) at Dec. 31, 2021	[1]				50,369,350
Beginning balance at Dec. 31, 2021	[1]	$ 766,893			$ 5,037		$ 0		$ 704,963	$ 205,048	$ 0	$ (148,155)
Beginning balance, Treasury stock (in shares) at Dec. 31, 2021	[1]						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income		1,395,830									1,052,836	342,994
Net Income		$ 32,386,974								31,682,275		704,699
Ending balance (in shares) at Dec. 31, 2022		50,369,350			50,369,350	[1],[2]
Ending balance, Treasury stock (in shares) at Dec. 31, 2022		0					0	[1],[2]
Ending balance at Dec. 31, 2022	[1],[2]	$ 28,149,697			$ 5,037		$ 0		704,963	25,487,323	1,052,836	899,538
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income		(112,313)									(85,382)	(26,931)
Net Income		7,624,796								8,085,503		(460,707)
Ending balance (in shares) at Mar. 31, 2023	[2]				50,369,350
Ending balance, Treasury stock (in shares) at Mar. 31, 2023	[2]						0
Ending balance at Mar. 31, 2023	[2]	$ 35,662,180			$ 5,037		$ 0		704,963	33,572,826	967,454	411,900
Beginning balance (in shares) at Dec. 31, 2022		50,369,350			50,369,350	[1],[2]
Beginning balance at Dec. 31, 2022	[1],[2]	$ 28,149,697			$ 5,037		$ 0		704,963	25,487,323	1,052,836	899,538
Beginning balance, Treasury stock (in shares) at Dec. 31, 2022		0					0	[1],[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deferred transaction costs		$ (11,397,402)							(555,851)	(10,841,551)
Repurchase of common stock (in shares)		(146,650)					(146,650)
Repurchase of common stock		$ (1,283,062)					$ (1,283,062)
Stock-based compensation		10,768,024		$ 4					10,768,020
Other comprehensive income		(1,248,330)									(944,463)	(303,867)
Net Income		$ 9,034,487								9,516,626		(482,139)
Ending balance (in shares) at Dec. 31, 2023		63,388,823	63,388,823		63,388,823
Ending balance, Treasury stock (in shares) at Dec. 31, 2023		(146,650)					(146,650)
Ending balance at Dec. 31, 2023		$ 164,070,076			$ 6,339		$ (1,283,062)		199,826,278	(34,726,135)	108,373	138,283
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deferred transaction costs		(483,451)							(483,451)
Repurchase of common stock (in shares)							(632,116)
Repurchase of common stock		(7,524,392)					$ (7,524,392)
Stock-based compensation		6,093,371							6,093,371
Warrant Conversions (in shares)					387,235
Warrant Conversions		4,453,203			$ 39				4,453,164
Other comprehensive income		7,436									11,950	(4,514)
Net Income		$ (1,275,471)								(1,348,745)		73,274
Ending balance (in shares) at Mar. 31, 2024		62,997,292	63,776,058		63,776,058
Ending balance, Treasury stock (in shares) at Mar. 31, 2024		(778,766)					(778,766)
Ending balance at Mar. 31, 2024		$ 165,340,772			$ 6,378		$ (8,807,454)		$ 209,889,362	$ (36,074,880)	$ 120,323	$ 207,043

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.
[2]	The 2023 number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.